Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free NY Municipals))	0 Months Ended
Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	0.24%
Interest and Related Expenses from Inverse Floaters	0.16%
Interest and Fees from Borrowing	0.10%
Other Expenses	0.07%
Total Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.03%
Class B
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.16%
Interest and Fees from Borrowing	0.10%
Other Expenses	0.20%
Total Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.92%
Class C
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.16%
Interest and Fees from Borrowing	0.10%
Other Expenses	0.09%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.81%
Class Y
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	none
Interest and Related Expenses from Inverse Floaters	0.16%
Interest and Fees from Borrowing	0.10%
Other Expenses	0.08%
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.80%